INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 406	$ 407
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	13	105
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	4,510
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	77	81
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	8	9
Fair value | Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	11,567	10,678
Fair value | Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	494	5,068
Fair value | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	5,876
Fair value | Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	91	93
Fair value | Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 8	$ 9